Shareholders’ Deficit (Details) - USD ($)	3 Months Ended	5 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2020	Dec. 31, 2021	Jun. 30, 2022	Jun. 29, 2022	Jul. 12, 2021	Apr. 09, 2021	Jan. 25, 2021
Shareholders’ Equity [Line Items]
Common stock, shares authorized (in shares)		14,572,650	72,400,000	72,400,000
Common stock, par value (in dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued (in shares)		14,572,650	18,946,567	21,377,828
Common stock, shares outstanding (in shares)		14,572,650	18,946,567	21,377,828
Per share price (in Dollars per share)					$ 11.50
Agrico Acquisition Corp.
Shareholders’ Equity [Line Items]
Preference shares authorized (in shares)	1,000,000	1,000,000	1,000,000
Preference shares, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Initial Classification of Class A ordinary shares subject to possible redemption		$ 0	$ 146,625,000
Public warrants	7,187,500		7,187,500
Private placement warrants outstanding shares	7,250,000		7,250,000
Agrico Acquisition Corp. | Class A Ordinary Shares
Shareholders’ Equity [Line Items]
Common stock, shares authorized (in shares)	200,000,000	200,000,000	200,000,000
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued (in shares)	143,750	0	143,750
Common stock, shares outstanding (in shares)	143,750	0	143,750
Initial Classification of Class A ordinary shares subject to possible redemption	$ 14,375,000		$ 14,375,000
Per share price (in Dollars per share)	$ 11.50		$ 11.50
Agrico Acquisition Corp. | Class A Ordinary Shares | Maximum
Shareholders’ Equity [Line Items]
Shares issued (in shares)	143,750		143,750
Agrico Acquisition Corp. | Class B Ordinary Shares
Shareholders’ Equity [Line Items]
Common stock, shares authorized (in shares)	20,000,000	20,000,000	20,000,000
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued (in shares)	3,593,750	0	3,593,750
Common stock, shares outstanding (in shares)	3,593,750	0	3,593,750
Shares issued (in shares)		0						5,000,000
Forfeited Shares						468,750	1,406,250
Common stock conversion, percentage	20.00%		20.00%
Agrico Acquisition Corp. | Class B Ordinary Shares | Maximum | Founder Shares
Shareholders’ Equity [Line Items]
Common stock, shares outstanding (in shares)							5,000,000
Agrico Acquisition Corp. | Class B Ordinary Shares | Minimum | Founder Shares
Shareholders’ Equity [Line Items]
Common stock, shares outstanding (in shares)							3,593,750